Cover	Oct. 21, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	AT&T INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-08610
Entity Tax Identification Number	43-1301883
Entity Address, Address Line One	208 S. Akard St.
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75202
City Area Code	210
Local Phone Number	821-4105
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000732717
Amendment Flag	false
Common Shares (Par Value $1.00 Per Share)
Entity Information [Line Items]
Title of 12(b) Security	Common Shares (Par Value $1.00 Per Share)
Trading Symbol	T
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 5.000% Perpetual Preferred Stock, Series A
Trading Symbol	T PRA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of 4.750% Perpetual Preferred Stock, Series C
Trading Symbol	T PRC
Security Exchange Name	NYSE
AT&T Inc. 1.800% Global Notes due September 5, 2026
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 1.800% Global Notes due September 5, 2026
Trading Symbol	T 26D
Security Exchange Name	NYSE
AT&T Inc. 2.900% Global Notes due December 4, 2026
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 2.900% Global Notes due December 4, 2026
Trading Symbol	T 26A
Security Exchange Name	NYSE
AT&T Inc. Floating Rate Global Notes due September 16, 2027
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. Floating Rate Global Notes due September 16, 2027
Trading Symbol	T 27C
Security Exchange Name	NYSE
AT&T Inc. 1.600% Global Notes due May 19, 2028
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 1.600% Global Notes due May 19, 2028
Trading Symbol	T 28C
Security Exchange Name	NYSE
AT&T Inc. Floating Rate Global Notes due August 17, 2028
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. Floating Rate Global Notes due August 17, 2028
Trading Symbol	T 28E
Security Exchange Name	NYSE
AT&T Inc. 2.350% Global Notes due September 5, 2029
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 2.350% Global Notes due September 5, 2029
Trading Symbol	T 29D
Security Exchange Name	NYSE
AT&T Inc. 4.375% Global Notes due September 14, 2029
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.375% Global Notes due September 14, 2029
Trading Symbol	T 29B
Security Exchange Name	NYSE
AT&T Inc. 2.600% Global Notes due December 17, 2029
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 2.600% Global Notes due December 17, 2029
Trading Symbol	T 29A
Security Exchange Name	NYSE
AT&T Inc. 0.800% Global Notes due March 4, 2030
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 0.800% Global Notes due March 4, 2030
Trading Symbol	T 30B
Security Exchange Name	NYSE
AT&T Inc. 3.150% Global Notes due June 1, 2030
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 3.150% Global Notes due June 1, 2030
Trading Symbol	T 30C
Security Exchange Name	NYSE
AT&T Inc. 3.600% Global Notes due August 3, 2030
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 3.600% Global Notes due August 3, 2030
Trading Symbol	T 30E
Security Exchange Name	NYSE
AT&T Inc. 3.950% Global Notes due April 30, 2031
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 3.950% Global Notes due April 30, 2031
Trading Symbol	T 31F
Security Exchange Name	NYSE
AT&T Inc. 2.050% Global Notes due May 19, 2032
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 2.050% Global Notes due May 19, 2032
Trading Symbol	T 32A
Security Exchange Name	NYSE
AT&T Inc. 3.550% Global Notes due December 17, 2032
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 3.550% Global Notes due December 17, 2032
Trading Symbol	T 32
Security Exchange Name	NYSE
AT&T Inc. 3.600% Global Notes due June 1, 2033
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 3.600% Global Notes due June 1, 2033
Trading Symbol	T 33A
Security Exchange Name	NYSE
AT&T Inc. 5.200% Global Notes due November 18, 2033
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 5.200% Global Notes due November 18, 2033
Trading Symbol	T 33
Security Exchange Name	NYSE
AT&T Inc. 3.375% Global Notes due March 15, 2034
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 3.375% Global Notes due March 15, 2034
Trading Symbol	T 34
Security Exchange Name	NYSE
AT&T Inc. 4.150% Global Notes due August 3, 2034
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.150% Global Notes due August 3, 2034
Trading Symbol	T 34E
Security Exchange Name	NYSE
AT&T Inc. 4.300% Global Notes due November 18, 2034
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.300% Global Notes due November 18, 2034
Trading Symbol	T 34C
Security Exchange Name	NYSE
AT&T Inc. 2.450% Global Notes due March 15, 2035
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 2.450% Global Notes due March 15, 2035
Trading Symbol	T 35
Security Exchange Name	NYSE
AT&T Inc. 3.150% Global Notes due September 4, 2036
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 3.150% Global Notes due September 4, 2036
Trading Symbol	T 36A
Security Exchange Name	NYSE
AT&T Inc. 4.050% Global Notes due June 1, 2037
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.050% Global Notes due June 1, 2037
Trading Symbol	T 37B
Security Exchange Name	NYSE
AT&T Inc. 2.600% Global Notes due May 19, 2038
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 2.600% Global Notes due May 19, 2038
Trading Symbol	T 38C
Security Exchange Name	NYSE
AT&T Inc. 4.550% Global Notes due August 3, 2038
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.550% Global Notes due August 3, 2038
Trading Symbol	T 38D
Security Exchange Name	NYSE
AT&T Inc. 1.800% Global Notes due September 14, 2039
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 1.800% Global Notes due September 14, 2039
Trading Symbol	T 39B
Security Exchange Name	NYSE
AT&T Inc. 7.000% Global Notes due April 30, 2040
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 7.000% Global Notes due April 30, 2040
Trading Symbol	T 40
Security Exchange Name	NYSE
AT&T Inc. 4.250% Global Notes due June 1, 2043
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.250% Global Notes due June 1, 2043
Trading Symbol	T 43
Security Exchange Name	NYSE
AT&T Inc. 4.875% Global Notes due June 1, 2044
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.875% Global Notes due June 1, 2044
Trading Symbol	T 44
Security Exchange Name	NYSE
AT&T Inc. 5.050% Global Notes due August 3, 2045
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 5.050% Global Notes due August 3, 2045
Trading Symbol	T 45B
Security Exchange Name	NYSE
AT&T Inc. 4.000% Global Notes due June 1, 2049
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.000% Global Notes due June 1, 2049
Trading Symbol	T 49A
Security Exchange Name	NYSE
AT&T Inc. 4.250% Global Notes due March 1, 2050
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 4.250% Global Notes due March 1, 2050
Trading Symbol	T 50
Security Exchange Name	NYSE
AT&T Inc. 3.750% Global Notes due September 1, 2050
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 3.750% Global Notes due September 1, 2050
Trading Symbol	T 50A
Security Exchange Name	NYSE
AT&T Inc. 7.050% Global Notes due August 3, 2052
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 7.050% Global Notes due August 3, 2052
Trading Symbol	T 52
Security Exchange Name	NYSE
AT&T Inc. 5.350% Global Notes due November 1, 2066
Entity Information [Line Items]
Title of 12(b) Security	AT&T Inc. 5.350% Global Notes due November 1, 2066
Trading Symbol	TBB
Security Exchange Name	NYSE